COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 $ / shares	May 31, 2019 $ / shares
Commitments And Contingencies [Line Items]
Outstanding letters of credit			$ 7,215
Guarantees amount		€ 1,700	1,868
EBIDA tax rate excluding applicable taxes	10.00%
Related Party [Member]
Commitments And Contingencies [Line Items]
Liability for purchase of shares issued in 2019			1,518
Amounts called regarding previous issuances	$ 514
Conversion price | $ / shares				$ 0.4	$ 0.75
Directors And Certain Employees [Member]
Commitments And Contingencies [Line Items]
Conversion price | $ / shares				$ 0.4
Third Related Party [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable		€ 3,000	$ 3,297